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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        May 13, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       65
                                        ------------------
Form 13F Information Table Value Total:      57,416
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
Column 1                  Column 2Column 3   Column 4 Column 5            Column 6Column 7 Column 8
Name of Issuer            Title ofCusip      Value    SHARES/ SH/PRN PUT/ INVSTMT OTHER    VOTING   AUTH
                          Class               (X$1000)PRN AMT        CALL DSCRETN MANAGERS SOLE     SHAREDNONE
AFLAC Inc.                COM     001055102  16       304     SH          SOLE             304
Aaron's Inc.              COM     002535300  1358     53580   SH          SOLE             53580
Abbott Laboratories       COM     002824100  1878     38297   SH          SOLE             38297
Adobe Systems Inc.        COM     00724F101  1027     30990   SH          SOLE             30990
Alpha Natural Resources   COM     02076X102  1252     21095   SH          SOLE             21095
Apple Computer Inc.       COM     037833100  80       232     SH          SOLE             232
Archer Daniels Midland    COM     039483102  1253     34805   SH          SOLE             34805
Avnet Inc                 COM     053807103  1002     29400   SH          SOLE             29400
Benchmark Electronics     COM     08160H101  347      18340   SH          SOLE             18340
Bristol-Myers Squibb      COM     110122108  84       3200    SH          SOLE             3200
Bunge Ltd.                COM     G16962105  1097     15175   SH          SOLE             15175
CVS Caremark Corp.        COM     126650100  1226     35740   SH          SOLE             35740
Caseys Genrl. Store       COM     147528103  299      7690    SH          SOLE             7690
Celgene Corp.             COM     151020104  1617     28090   SH          SOLE             28090
Chevron Corp              COM     166764100  1493     13890   SH          SOLE             13890
Cisco Systems Inc.        COM     17275R102  2076     121084  SH          SOLE             121084
Cleveland-Cliffs Inc.     COM     18683K101  1493     15195   SH          SOLE             15195
Clorox Company            COM     189054109  140      2000    SH          SOLE             2000
Comcast cl A              COM     20030N101  1331     53870   SH          SOLE             53870
DuPont de Nemour          COM     263534109  109      2000    SH          SOLE             2000
Exxon Mobil Corporati     COM     30231G102  1199     14252   SH          SOLE             14252
FLIR Systems              COM     302445101  1223     35360   SH          SOLE             35360
Franklin Resources        COM     354613101  1196     9565    SH          SOLE             9565
General Electric Co       COM     369604103  158      7924    SH          SOLE             7924
Goodrich Corp             COM     382388106  1164     13620   SH          SOLE             13620
H.B. Fuller Company       COM     359694106  902      42025   SH          SOLE             42025
Henry Schein Inc.         COM     806407102  1157     16495   SH          SOLE             16495
Hewlett-Packard Co        COM     428236103  2479     60520   SH          SOLE             60520
Hospira Inc               COM     441060100  790      14320   SH          SOLE             14320
Intel Corporation         COM     458140100  1680     83274   SH          SOLE             83274
JPMorgan Chase & Co       COM     46625H100  115      2500    SH          SOLE             2500
Johnson & Johnson         COM     478160104  667      11267   SH          SOLE             11267
Jos A. Bank Clothiers     COM     480838101  1052     20685   SH          SOLE             20685
Kennametal Inc.           COM     489170100  1118     28670   SH          SOLE             28670
Kimberly-Clark Corp.      COM     494368103  114      1750    SH          SOLE             1750
Lincoln National Corp.    COM     534187109  326      10875   SH          SOLE             10875
Lubrizol Corporation      COM     549271104  1497     11180   SH          SOLE             11180
Manulife Financial Co     COM     56501R106  28       1600    SH          SOLE             1600
McDonalds Corporatio      COM     580135101  12       170     SH          SOLE             170
Merck & Co. Inc.          COM     58933Y105  1540     46673   SH          SOLE             46673
Microsemi Corporation     COM     595137100  159      7685    SH          SOLE             7685
Microsoft Corporation     COM     594918104  1865     73473   SH          SOLE             73473
Newmont Mining Corp.      COM     651639106  1638     30015   SH          SOLE             30015
Occidental Petroleum      COM     674599105  1297     12415   SH          SOLE             12415
Pfizer Inc.               COM     717081103  58       2856    SH          SOLE             2856
Plexus Corp.              COM     729132100  1021     29140   SH          SOLE             29140
Procter & Gamble Co.      COM     742718109  274      4450    SH          SOLE             4450
Protective Life Corp.     COM     743674103  315      11885   SH          SOLE             11885
QLogic Corporation        COM     747277101  343      18530   SH          SOLE             18530
Reliance Steel            COM     759509102  1345     23290   SH          SOLE             23290
STEC Inc.                 COM     784774101  154      7695    SH          SOLE             7695
Shaw Communications       COM     82028K200  234      11110   SH          SOLE             11110
Sonoco Products Corp.     COM     835495102  1206     33305   SH          SOLE             33305
Stericycle Inc.           COM     858912108  11       132     SH          SOLE             132
T Rowe Price Group Inc    COM     74144T108  354      5332    SH          SOLE             5332
TJX Companies Inc.        COM     872540109  1258     25315   SH          SOLE             25315
Target Corporation        COM     87612E106  1606     32120   SH          SOLE             32120
Tech Data Corp.           COM     878237106  1047     20600   SH          SOLE             20600
Teck Resources Limited    COM     878742204  1107     20895   SH          SOLE             20895
The Medicines Company     COM     584688105  308      18910   SH          SOLE             18910
Tupperware Brands         COM     899896104  1478     24755   SH          SOLE             24755
Vodafone Group PLC        COM     92857W209  50       1750    SH          SOLE             1750
WMS Industries Inc        COM     929297109  729      20640   SH          SOLE             20640
Wal-Mart Stores Inc.      COM     931142103  1614     31025   SH          SOLE             31025
World Acceptance          COM     981419104  319      4895    SH          SOLE             4895